CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net revenue	$ 6,791	$ 6,750	$ 7,392
Cost of revenue	5,101	5,099	5,291
Gross profit	1,690	1,651	2,101
Research and development expenses	518	496	428
Selling, general and administrative expenses	375	427	473
Restructuring expense	0	7	71
Impairment charges	0	935	0
Operating expenses	893	1,865	972
Income (loss) from operations	797	(214)	1,129
Finance income	159	201	149
Finance expense	(93)	(145)	(137)
Other income (expense), net	48	(12)	(57)
Income (loss) before income taxes	911	(170)	1,084
Income tax expense	(23)	(92)	(66)
Net income (loss)	888	(262)	1,018
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	885	(265)	1,020
Non-controlling interests	3	3	(2)
Net income (loss)	$ 888	$ (262)	$ 1,018
Net earnings (loss) per share (“EPS”) attributable to the equity holders of the Company:
Basic (in USD per share)	$ 1.59	$ (0.48)	$ 1.85
Diluted (in USD per share)	$ 1.59	$ (0.48)	$ 1.83
Weighted average ordinary shares outstanding:
Basic weighted average ordinary shares outstanding (in shares)	555	553	552
Diluted weighted average ordinary shares outstanding (in shares)	558	553	556